Income Tax	12 Months Ended
Mar. 31, 2025
Income Tax [Abstract]
INCOME TAX

14. income tax

The Company and its subsidiaries file separate income tax returns.

In general, all of the tax returns of the Company’s HK entities remain subject to examination by the tax authorities for up to six years from the date of filing. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries in Cayman Islands are not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands(“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

Hong Kong

The Company’s subsidiaries established in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on their taxable income generated from operations in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

Vietnam

Under the current tax laws in Vietnam, the Company’s subsidiary in Vietnam is subject to a corporate income tax rate of 20%. Additionally, the subsidiary in Vietnam is currently enjoying a preferential tax treatment of “two years of tax exemption followed by two years of 50% tax reduction” for its taxable income.

Composition of income tax expenses

The following table sets forth current and deferred portion of income tax expenses:

	For the year ended March 31,
	2023	2024	2025
	USD	USD	USD
Current income tax expenses	1,111,813	139,269	657,621
Deferred income tax expense (recovery)	(14,087)	(12,428)	(55)
Income tax expense	1,097,726	126,841	657,566

Reconciliation between the income tax expenses computed applying the Hong Kong and Vietnam enterprise tax rate to income before income taxes and actual provision were as follows:

	For the year ended March 31,
	2023	2024	2025
	USD	USD	USD
Income before income tax	7,753,877	910,501	3,169,906
Caymen Islands statutory income tax rate	0%	0%	0%
Income tax calculated at statutory rate	—	—	—
(Increase)/decrease in income tax expense resulting from:
Rate differences in various jurisdictions	1,279,390	150,233	722,893
Tax effect of non-taxable income	(190,729)	(6,736)	(49,833)
Tax effect of non-deductible expenditure	45,073	17,310	11,374
Tax reduction allowed by Hong Kong government(1)	(21,923)	(21,538)	(21,154)
Tax effect of deductible temporary difference	(14,085)	(12,428)	(5,714)
Income tax expense	1,097,726	126,841	657,566

(1)	One-off tax reduction provided by the Hong Kong government.

	As of March 31,
	2024	2025
	USD	USD
Deferred tax assets	91,971	92,026
Deferred tax liabilities	—	—
Deferred tax assets, net	91,971	92,026

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of March 31,
	2024	2025
	USD	USD
Deferred tax assets:
Property, plant and equipment	(22,940)	(22,885)
Impairment provision for inventories	78,705	78,705
Allowance for credit loss	3,761	3,761
Impairment provision for marketable debt securities	32,445	32,445
Tax loss carryforwards	—	33,023
Total deferred tax assets	91,971	125,049
Less: Valuation allowance	—	33,023
Net deferred tax assets	91,971	92,026

As of March 31, 2024 and 2025, the Company had no unrecognized tax benefit. Tax loss carry forwards by JLVN of approximately $165,000 expire over the next five years.